Finance Costs (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Finance Costs

	Years Ended December 31
	2017	2018	2019
	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)
Interest expens e
Bank loans	$766.6	$1,417.3	$1,869.4
Corporate bonds	2,563.6	1,633.8	1,139.9
Lease liabilities	—	—	240.9
Others	0.1	0.1	0.7

	$3,330.3	$3,051.2	$3,250.9